Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Schedule of allocation of plan assets

The Company's 2014 target long-term asset mix and actual asset allocation for the Company's pension plans based on fair value, are as follows:

	Target	Percentage
	long-term	of plan assets
	asset mix	2014	2013
Cash and short-term investments	3%	3%	5%
Bonds and mortgages	37%	29%	25%
Equities	45%	39%	41%
Real estate	4%	2%	2%
Oil and gas	7%	8%	8%
Infrastructure	4%	5%	5%
Absolute return	-	10%	10%
Risk-based allocation	-	4%	4%
Total	100%	100%	100%

Fair value of plan assets by class

The following tables present the fair value of plan assets as at December 31, 2014 and 2013 by asset class, their level within the fair value hierarchy and the valuation techniques and inputs used to measure such fair value:

		Fair value measurements at December 31, 2014
In millions	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$579	$64	$515	$-
Bonds (2)
Canada, U.S. and supranational	1,450	-	1,450	-
Provinces of Canada and municipalities	2,701	-	2,701	-
Corporate	618	-	618	-
Emerging market debt	296	-	296	-
Mortgages (3)	131	-	131	-
Equities (4)
Canadian	2,096	2,072	-	24
U.S.	1,493	1,493	-	-
International	3,425	3,425	-	-
Real estate (5)	317	-	-	317
Oil and gas (6)	1,374	349	17	1,008
Infrastructure (7)	885	14	107	764
Absolute return funds(8)			-	-
Multi-strategy	591	-	591	-
Fixed income	471	-	428	43
Equity	299	-	299	-
Global macro	384	-	384	-
Commodity	1	-	1	-
Risk-based allocation (9)	635	-	635	-
Total	$17,746	$7,417	$8,173	$2,156
Other (10)	15
Total plan assets	$17,761

		Fair value measurements at December 31, 2013
In millions	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$897	$16	$881	$-
Bonds (2)
Canada, U.S. and supranational	1,416	-	1,416	-
Provinces of Canada and municipalities	2,297	-	2,297	-
Corporate	111	-	111	-
Emerging market debt	261	-	261	-
Mortgages (3)	166	-	166	-
Equities (4)
Canadian	2,160	2,138	-	22
U.S.	1,307	1,307	-	-
International	3,421	3,421	-	-
Real estate (5)	299	-	-	299
Oil and gas (6)	1,380	379	40	961
Infrastructure (7)	788	10	115	663
Absolute return funds(8)
Multi-strategy	460	-	460	-
Fixed income	519	-	486	33
Equity	391	2	389	-
Global macro	328	-	328	-
Risk-based allocation (9)	607	-	607	-
Total	$16,808	$7,273	$7,557	$1,978
Other (10)	61
Total plan assets	$16,869
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.		Footnotes to the table follow on the next page.

(1)	Cash and short-term investments are valued at cost, which approximates fair value, and are categorized as Level 1 for cash and Level 2 for short-term investments.
(2)	Bonds are valued using mid-price bids obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. All bonds are categorized as Level 2.
(3)	Mortgages are secured by real estate. The fair value of $131 million ($166 million in 2013) of mortgages categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments.

(4)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $24 million ($22 million in 2013) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
(5)	The fair value of real estate investments of $317 million ($299 million in 2013) includes land and buildings net of related mortgage debt of $34 million ($41 million in 2013) and is categorized as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. Mortgage debt is valued based on the present value of future cash flows using current market yields for comparable instruments.
(6)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $1,008 million ($961 million in 2013) categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure investments consist of $14 million ($10 million in 2013) of publicly traded equity securities of infrastructure companies categorized as Level 1, $107 million ($115 million in 2013) of term loans, bonds and infrastructure funds issued by infrastructure companies categorized as Level 2 and $764 million ($663 million in 2013) of infrastructure funds that are categorized as Level 3 and are valued based on discounted cash flows or earnings multiples. Distributions may be received throughout the term of the funds and/or upon the sale of the underlying investments.
(8)	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are categorized as Level 3.

(9)	Risk-based allocation investments are valued using the net asset value as reported by the independent fund administrators and are categorized as Level 2. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.

(10)	Other consists of operating assets of $145 million ($85 million in 2013) and liabilities of $130 million ($24 million in 2013) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Reconciliation of the fair value of investments categorized as Level 3

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)

In millions	Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total
Balance at December 31, 2012	$22	$279	$940	$577	$10	$1,828
Actual return relating to assets still held at the reporting date	2	26	72	43	3	146
Purchases	2	-	-	120	20	142
Sales	(4)	(6)	(51)	(77)	-	(138)
Balance at December 31, 2013	$22	$299	$961	$663	$33	$1,978
Actual return relating to assets still held at the reporting date	1	21	-	2	1	25
Purchases	4	-	47	159	9	219
Sales	(3)	(3)	-	(60)	-	(66)
Balance at December 31, 2014	$24	$317	$1,008	$764	$43	$2,156

(4)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $24 million ($22 million in 2013) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
(5)	The fair value of real estate investments of $317 million ($299 million in 2013) includes land and buildings net of related mortgage debt of $34 million ($41 million in 2013) and is categorized as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. Mortgage debt is valued based on the present value of future cash flows using current market yields for comparable instruments.
(6)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $1,008 million ($961 million in 2013) categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure investments consist of $14 million ($10 million in 2013) of publicly traded equity securities of infrastructure companies categorized as Level 1, $107 million ($115 million in 2013) of term loans, bonds and infrastructure funds issued by infrastructure companies categorized as Level 2 and $764 million ($663 million in 2013) of infrastructure funds that are categorized as Level 3 and are valued based on discounted cash flows or earnings multiples. Distributions may be received throughout the term of the funds and/or upon the sale of the underlying investments.
(8)	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are categorized as Level 3.

Obligations and funded status - change in benefit Obligation

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2014	2013	2014	2013

Change in benefit obligation
Projected benefit obligation at beginning of year	$15,510	$16,335	$256	$277
Amendments	2	-	2	-
Interest cost	711	658	12	11
Actuarial loss (gain) on projected benefit obligation	1,815	(747)	6	(22)
Service cost	132	155	2	3
Plan participants’ contributions	58	56	-	-
Foreign currency changes	22	16	7	5
Benefit payments, settlements and transfers	(971)	(963)	(18)	(18)
Projected benefit obligation at end of year	$17,279	$15,510	$267	$256
Component representing future salary increases	(349)	(344)	-	-
Accumulated benefit obligation at end of year	$16,930	$15,166	$267	$256

Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2014 were $16,059 million and $16,905 million, respectively ($14,458 million and $16,059 million, respectively, at December 31, 2013).

Obligations and funded status - change in plan assets

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2014	2013	2014	2013

Change in plan assets
Fair value of plan assets at beginning of year	$16,869	$15,811	$-	$-
Employer contributions	111	226	-	-
Plan participants’ contributions	58	56	-	-
Foreign currency changes	15	10	-	-
Actual return on plan assets	1,679	1,728	-	-
Benefit payments, settlements and transfers	(971)	(962)	-	-
Fair value of plan assets at end of year	$17,761	$16,869	$-	$-

Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2014 were $16,059 million and $16,905 million, respectively ($14,458 million and $16,059 million, respectively, at December 31, 2013).

Schedule of net funded status

Obligations and funded status

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2014	2013	2014	2013

Change in benefit obligation
Projected benefit obligation at beginning of year	$15,510	$16,335	$256	$277
Amendments	2	-	2	-
Interest cost	711	658	12	11
Actuarial loss (gain) on projected benefit obligation	1,815	(747)	6	(22)
Service cost	132	155	2	3
Plan participants’ contributions	58	56	-	-
Foreign currency changes	22	16	7	5
Benefit payments, settlements and transfers	(971)	(963)	(18)	(18)
Projected benefit obligation at end of year	$17,279	$15,510	$267	$256
Component representing future salary increases	(349)	(344)	-	-
Accumulated benefit obligation at end of year	$16,930	$15,166	$267	$256

Change in plan assets
Fair value of plan assets at beginning of year	$16,869	$15,811	$-	$-
Employer contributions	111	226	-	-
Plan participants’ contributions	58	56	-	-
Foreign currency changes	15	10	-	-
Actual return on plan assets	1,679	1,728	-	-
Benefit payments, settlements and transfers	(971)	(962)	-	-
Fair value of plan assets at end of year	$17,761	$16,869	$-	$-

Funded status - Excess (deficiency) of fair value of plan assets over
projected benefit obligation at end of year	$482	$1,359	$(267)	$(256)

Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2014 were $16,059 million and $16,905 million, respectively ($14,458 million and $16,059 million, respectively, at December 31, 2013).

Amounts recognized in the Consolidated Balance Sheet
Amounts recognized in the Consolidated Balance Sheet
		Pensions		Other postretirement benefits
In millions	December 31,	2014	2013	2014	2013
Noncurrent assets - Pension asset		$882	$1,662	$-	$-
Current liabilities (Note 9)		-	-	(17)	(18)
Noncurrent liabilities - Pension and other postretirement benefits		(400)	(303)	(250)	(238)
Total amount recognized		$482	$1,359	$(267)	$(256)

Amounts recognized in Accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 15)
		Pensions		Other postretirement benefits
In millions	December 31,	2014	2013	2014	2013
Net actuarial gain (loss)		$(2,502)	$(1,515)	$17	$27
Prior service cost		(20)	(22)	(5)	(5)

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for the pension plans with an accumulated benefit obligation in excess of plan assets
		Pensions		Other postretirement benefits
In millions	December 31,	2014	2013	2014	2013
Projected benefit obligation		$646	$527	N/A	N/A
Accumulated benefit obligation		585	475	N/A	N/A
Fair value of plan assets		246	224	N/A	N/A

Components of net periodic benefit cost (income)

Components of net periodic benefit cost (income)
Pensions	Other postretirement benefits
In millions	Year ended December 31,	2014	2013	2012	2014	2013	2012
Current service cost	$132	$155	$134	$2	$3	$4
Interest cost	711	658	740	12	11	13
Curtailment gain	-	-	-	-	-	(6)
Settlement loss (gain) (1)	3	4	(12)	-	-	-
Expected return on plan assets	(978)	(958)	(994)	-	-	-
Amortization of prior service cost	4	4	4	2	1	3
Amortization of net actuarial loss (gain)	124	227	119	(4)	(1)	-
Net periodic benefit cost (income)	$(4)	$90	$(9)	$12	$14	$14

(1)	The 2012 figure includes the settlement gain related to the termination of the former CEO's retirement benefit plan.

The estimated prior service cost and net actuarial loss for defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $4 million and $253 million, respectively.
The estimated prior service cost and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $1 million and $4 million, respectively.

Weighted-average assumptions used in accounting for pensions and other postretirement benefits

Weighted-average assumptions used in accounting for Pensions and other postretirement benefits
	Pensions			Other postretirement benefits
December 31,	2014	2013	2012	2014	2013	2012
To determine projected benefit obligation
Discount rate (1)	3.87%	4.73%	4.15%	3.86%	4.69%	4.01%
Rate of compensation increase (2)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%

To determine net periodic benefit cost
Discount rate (1)	4.73%	4.15%	4.84%	4.69%	4.01%	4.70%
Rate of compensation increase (2)	3.00%	3.00%	3.25%	3.00%	3.00%	3.25%
Expected return on plan assets (3)	7.00%	7.00%	7.25%	N/A	N/A	N/A

(1)	The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. For the Canadian pension and other postretirement benefit plans, future expected benefit payments at each measurement date are discounted using spot rates from a derived AA corporate bond yield curve. The derived curve is based on observed rates for AA corporate bonds with short-term maturities and a projected AA corporate curve for longer term maturities based on spreads between observed AA corporate bonds and AA provincial bonds. The derived curve is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.
(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)	To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2014, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2015, the Company will maintain the expected long-term rate of return on plan assets at 7.00% to reflect management's current view of long-term investment returns.

Effect of One-Percentage-Point change in assumed health care cost trend Rate

Health care cost trend rate for other postretirement benefits
For measurement purposes, increases in the per capita cost of covered health care benefits were assumed to be 7.5% for 2014 and 2015. It is assumed that the rate will decrease gradually to 4.5% in 2028 and remain at that level thereafter.
Assumed health care costs have an effect on the amounts reported for the health care plan. A one-percentage-point change in the assumed health care cost trend rate would have the following effect:

	One-percentage-point
In millions	Increase	Decrease
Effect on total service and interest costs	$1	$(1)
Effect on benefit obligation	12	(10)

Estimated future benefit payments

Estimated future benefit payments
In millions	Pensions	Other postretirement benefits
2015	$1,011	$17
2016	1,034	17
2017	1,048	18
2018	1,059	18
2019	1,067	18
Years 2020 to 2024	5,379	81